SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss Per Share (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
ConnectM Before Business Combination
Net Loss Per Share
Shares excluded from the computation of diluted net loss per share		166,024
ConnectM Stock Options
Net Loss Per Share
Shares excluded from the computation of diluted net loss per share	473,929
ConnectM Stock Options | ConnectM Before Business Combination
Net Loss Per Share
Shares excluded from the computation of diluted net loss per share		142,692
ConnectM Warrants
Net Loss Per Share
Shares excluded from the computation of diluted net loss per share	13,067,494
ConnectM Warrants | ConnectM Before Business Combination
Net Loss Per Share
Shares excluded from the computation of diluted net loss per share		23,332